SUBORDINATED DEBT (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 13, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Subordinated debt amount		$ 9,616
Interest rate		6.90%
Fixed to Floating Rate Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate	6.90%
Face amount of notes issued	$ 10,000
Maturity date	Oct. 15, 2026
Interest rate - basis spread	5.718%
Description of variable rate	Three-month LIBOR